CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
(Loss)/Profit for the year	$ (21,583,798)	$ (4,844,498)	$ 864,037
Adjustments for:
Depreciation of property and equipment (Note 13)	238,861	134,308	122,695
Depreciation of right-of-use assets (Note 7)	456,119	237,209	165,862
Amortization of intangible assets (Note 9)	239,231	0	0
Provision for allowance for credit losses (Note 24)	495,646	63,468	0
Impairment loss of intangible asset (Note 9)	4,063,000	0	0
Impairment loss of goodwill (Note 9)	5,551,429	0	0
Impairment loss of prepayment (Note 6)	750,000	0	0
Impairment loss of net investment in lease (Note 12)	307,732	0	0
Fair value change of warrant liabilities (Note 15)	(2,383,178)	(38,363)	0
Fair value change of investment properties (Note 11)	(38,296)	0	0
Share based compensation (Note 22)	6,597,400	5,158,990	0
Offering costs for the follow-on offering allocated to warrant liabilities	519,187	0	0
Service fees settled by transfer of treasury shares (Note 22)	52,779	0	0
Finance cost (Note 20)	1,028,787	431,435	328,610
Loss on disposal of property and equipment	12,561	0	0
Gain on lease termination	0	0	(860)
Interest income (Note 12)	(16,024)	0	0
Income tax expenses (Note 21)	(38,764)	275,914	224,302
Total adjustments	(3,747,328)	1,418,463	1,704,646
Changes in operating assets and liabilities:
Trade receivables	281,775	(1,151,737)	(1,636,577)
Trade and other payables	754,124	719,915	879,705
Amount due to related parties	142,252	(393,939)	(285,927)
Prepayment and other assets	1,415,283	(1,643,685)	(182,850)
Cash (used in)/provided by operations	(1,153,894)	(1,050,983)	478,997
Interest paid	(578,286)	(312,768)	(308,651)
Income tax paid	(227,023)	(144,292)	(118,638)
Income tax refund	461	6,163	0
Net cash (used in)/provided by operating activities	(1,958,742)	(1,501,880)	51,708
Investing activities
Purchase of property and equipment (Note 13)	(379,227)	(101,245)	(224,185)
Receipt of principal portion of finance lease receivable	39,530	0	0
Acquisition of subsidiaries, net cash acquired	394,734	0	0
Net cash provided by (used in) investing activities	55,037	(101,245)	(224,185)
Financing activities
Issuance of Class A ordinary shares in connection with IPO	0	3,922,650	0
Payment of repurchase of Class A ordinary shares	0	(1,012,458)	0
Dividends paid to non-controlling interests	(88,611)	0	0
Issue of ordinary shares and warrants in connection with follow-on offering	3,415,001	0	0
Prepaid deposit for fundraising	0	(1,000,000)	0
Proceeds from guaranteed bank and financial institution loans	870,883	448,442	931,862
Repayment (to)/from a shareholder’s loan	(1,312,489)	(178,146)	1,852,945
Loan from a third party	0	485,812	0
Loan from a shareholder	1,338,065	389,248	0
Loan to a shareholder	0	0	(1,146,464)
Payment of lease liabilities	(522,525)	(269,292)	(178,040)
Payment of deferred IPO costs	0	0	(439,513)
Repayment of guaranteed bank loans	(1,169,783)	(707,046)	(550,426)
Net cash provided by financing activities	2,530,541	2,079,210	470,364
Effect of foreign exchange of cash	48,017	(106,413)	8,326
Net increase in cash	674,853	369,672	306,213
Cash balances at beginning of year	836,907	467,235	161,022
Cash balances at end of year (Note 4)	$ 1,511,760	$ 836,907	$ 467,235